Expendable parts and supplies - Additional Information (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Classes of current inventories [abstract]
Expendable parts and supplies expense	$ 38.0	$ 34.7	$ 25.4